EQUITY (Detail Textuals)			1 Months Ended		9 Months Ended		12 Months Ended
	Mar. 15, 2018 Warrant $ / shares	Jan. 02, 2018 USD ($) shares	Jan. 26, 2018 Warrant $ / shares shares	Jun. 30, 2017 Warrant $ / shares	May 31, 2018 USD ($) $ / shares shares	May 31, 2017 USD ($)	Aug. 31, 2017 USD ($) Warrant $ / shares shares	Aug. 31, 2015 USD ($) shares	Aug. 31, 2016 USD ($) $ / shares shares
Related Party Transaction [Line Items]
Common stock, par value (in dollars per share) | $ / shares					$ 0.001		$ 0.001		$ 0.001
Common stock, shares authorized | shares					150,000,000		150,000,000		150,000,000
Preferred stock, par value (in dollars per share) | $ / shares					$ 0.001		$ 0.001		$ 0.001
Preferred stock, shares authorized | shares					50,000,000		50,000,000		50,000,000
Common stock, voting rights					one vote		one vote
Number of issuance of common shares | shares			99,999
Value for issuance of common shares							$ 773,081
Subscription receivable									$ 600
Proceeds from common shares					$ 860,786	$ 2,160
Amount of refund common shares							(400)
Common stock price per share | $ / shares			$ 0.65	$ 1.00
Exercise price of warrants | $ / shares			1.50
Number of shares issued for services | shares		120,000
Common shares issued for services		$ 126,000					3,332
Series A Common Stock
Related Party Transaction [Line Items]
Purchase warrants outstanding					$ 3,261,196		$ 1,927,303
Warrant or right outstanding weighted average remaining life term					4 years 4 months 2 days		4 years 9 months 29 days
Exercise price of warrants | $ / shares					$ 1.20
Warrant intrinsic value					$ 488,076
Subscription Agreement
Related Party Transaction [Line Items]
Number of issuance of common shares | shares					25,000		1,927,302
Value for issuance of common shares					$ 10,000		$ 770,921
Common stock price per share | $ / shares					$ 0.40
Subscription Agreement | Private placement
Related Party Transaction [Line Items]
Number of issuance of common shares | shares					1,308,893
Proceeds from common shares					$ 850,780
Unit issued price per share | $ / shares					$ 0.65
Subscription Agreement | Series A Common Stock
Related Party Transaction [Line Items]
Exercise price of warrants | $ / shares	$ 1.50		$ 1.50	$ 1.50			$ 1.00
Number of warrant purchase | Warrant	1		1	1			1
Number of purchase common stock shares | Warrant	1		1	1			1
Terms of common stock warrant	5 years		5 years	5 years			5 years
Stock purchase agreement
Related Party Transaction [Line Items]
Common stock, par value (in dollars per share) | $ / shares							$ 0.001
Number of issuance of common shares | shares							1,760,000
Proceeds from common shares							$ 1,760
Number of cancelled common shares | shares							400,000
Amount of refund common shares							$ 400
Un-affiliated investors
Related Party Transaction [Line Items]
Number of issuance of common shares | shares								1,640,000
Value for issuance of common shares								$ 16,400
Subscription receivable								$ 600